Property, plant and equipment, net - Depreciation Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Property, plant and equipment, net
Depreciation expense	$ 1,176	$ 705	$ 240	$ 47